Subsequent Event (Details) - shares	9 Months Ended
	Sep. 30, 2022	Aug. 16, 2022
Subsequent Event (Details) [Line Items]
Shares of common stock	5,601,945
Weighted average price rate	97.00%
Commitment shares, description	In connection with the execution of the Common Stock Purchase Agreement, the Company issued CFPI 250,000 shares (the “Commitment Shares”) as consideration for its irrevocable commitment to purchase the shares upon the terms and subject to the satisfaction of the conditions set forth in the Common Stock Purchase Agreement. Pursuant to a separate side letter agreement between the Company and CFPI, the Company and CFPI have agreed that if the net proceeds with respect to Commitment Shares either sold by CFPI by the 121st day after Commencement, subject to an extension under certain circumstances (the “True-Up Date”), or held by CFPI on the True-Up Date (based on the closing price of the Class A common stock on the Nasdaq Global Market on the trading day immediately prior to the True-Up Date), in the aggregate, are less than $1.0 million, the Company will pay to CFPI the difference between $1.0 million and the applicable net proceeds. Alternatively, in the event that such net proceeds exceed $1.0 million, CFPI will pay to the Company the difference between the applicable net proceeds and $1.0 million.
Class A Common Stock [Member]
Subsequent Event (Details) [Line Items]
Shares of common stock		25,000,000